Acquisition of Business Acquisition (Details Narrative)	May 03, 2019 USD ($)
Transaction Agreement [Member] | Trademarks [Member] | Joy and Cream Suds [Member]
Acquisition of assets plus assumption of certain liabilities	$ 30,000,000
Purchase Agreement [Member] | Procter & Gamble Company [Member]
Amortization of intangible assets	10 years